Related Party Transactions - Schedule of Net Assets Recorded (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014 NGPCIF [Member]	Sep. 01, 2012 REO Sponsorship [Member]	Oct. 01, 2013 Cinco Group Acquisition [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		$ 6,021	$ 2,820
Accounts receivable	2,274	16,284	5,184
Short-term derivative instruments, net		2,926
Prepaid expenses and other current assets		4,521	1,454
Oil and natural gas properties, net	40,056	108,342	342,759
Restricted investments		68,009
Other long-term assets			344
Accounts payable		(9,092)	(2,346)
Revenue payable			(2,910)
Accrued liabilities	(297)	(9,140)	(1,799)
Asset retirement obligations	(277)	(58,746)
Short-term derivative instruments, net			(1,828)
Long-term derivative instruments, net			(826)
Asset retirement obligations			(9,606)
Credit facilities		(28,500)	(151,690)
Deferred tax liability		(1,674)
Noncontrolling interest		(5,255)
Net assets	$ 41,756	$ 93,696	$ 181,556